PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 48,437	$ 60,867	$ 140,844	$ 182,344	$ 236,659	$ 248,988